Document and Entity Information	9 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	MPSX
Entity Registrant Name	Multi Packaging Solutions International Ltd
Entity Central Index Key	0001645926
Entity Filer Category	Non-accelerated Filer